FAIR VALUE CHANGES (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Measurement [Abstract]
Fair value changes
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2021	2020	2021	2020
Investment properties	$880	$(797)	$1,707	$(679)
Transaction related expenses, net of gains	(282)	224	999	—
Financial contracts	138	(64)	653	94
Impairment and provisions	(149)	(325)	(384)	(550)
Other fair value changes	(210)	(191)	(504)	(432)
	$377	$(1,153)	$2,471	$(1,567)